Stockholders' Equity - Summary of Dividends Declared Paid Per Share (Details) - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Common Class A
Class of Stock [Line Items]
Cash dividend declared per share (in dollars per share)	$ 0.20	$ 0.20	$ 0.20
Common Class B
Class of Stock [Line Items]
Cash dividend declared per share (in dollars per share)	$ 0.20	$ 0.20	$ 0.20